Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Loans and advances at amortised cost	£ 398,779	£ 361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Financial liabilities
Repurchase agreements and other similar secured borrowing	(27,052)	(28,352)
Debt securities in issue	(112,881)	(98,867)
Subordinated liabilities	(11,423)	(12,759)	£ (16,341)
Not held at fair value
Financial assets
Loans and advances at amortised cost	391,661	362,424
Reverse repurchase agreements and other similar secured lending	776	3,227
Financial liabilities
Deposits at amortised cost	(545,738)	(519,436)
Repurchase agreements and other similar secured borrowing	(27,054)	(28,358)
Debt securities in issue	(113,276)	(100,657)
Subordinated liabilities	(11,474)	(13,334)
Not held at fair value | Level 1
Financial assets
Loans and advances at amortised cost	15,117	17,381
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(426,016)	(434,431)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Not held at fair value | Level 2
Financial assets
Loans and advances at amortised cost	113,153	83,191
Reverse repurchase agreements and other similar secured lending	776	3,227
Financial liabilities
Deposits at amortised cost	(116,157)	(83,501)
Repurchase agreements and other similar secured borrowing	(27,054)	(28,358)
Debt securities in issue	(110,151)	(98,364)
Subordinated liabilities	(11,254)	(13,267)
Not held at fair value | Level 3
Financial assets
Loans and advances at amortised cost	263,391	261,852
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(3,565)	(1,504)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(3,125)	(2,293)
Subordinated liabilities	(220)	(67)
Carrying amount
Financial assets
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Financial liabilities
Deposits at amortised cost	(545,782)	(519,433)
Repurchase agreements and other similar secured borrowing	(27,052)	(28,352)
Debt securities in issue	(112,881)	(98,867)
Subordinated liabilities	£ (11,423)	£ (12,759)